United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-05088

                        The AllianceBernstein Portfolios
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



--------------------------------------------------------------------------------
ASSET ALLOCATION
--------------------------------------------------------------------------------


Alliance
Growth Investors Fund
and
Alliance Conservative
Investors Fund

Annual Report
April 30, 2003


[GRAPHIC OMITTED]


AllianceBernstein [LOGO](SM)
Investment Research and Management

Investment Products Offered
-------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 19, 2003

Annual Report

This report provides management's discussion of fund performance for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the annual reporting period ended April 30, 2003.

Investment Objective and Policies for Alliance Growth Investors Fund

Alliance Growth Investors Fund is an open-end fund that seeks to achieve the highest total return consistent with Alliance's determination of reasonable risk through investment in a mix of equity and fixed income securities. Normally, Alliance Growth Investors Fund will invest approximately 70% of its total assets in equity securities.

Investment Results for Alliance Growth Investors Fund

During the six- and 12-month periods ended April 30, 2003, Class A shares of Alliance Growth Investors Fund returned 2.17% and -7.45%, respectively. Corresponding returns for the composite benchmark, 70% of the Standard & Poor's (S&P) 500 Stock Index and 30% of the Lehman Brothers (LB) Aggregate Bond Index, were 4.42% and -6.17%, respectively.

INVESTMENT RESULTS*

Periods Ended April 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
Alliance Growth
Investors Fund
   Class A                      2.17%             -7.45%
------------------------------------------------------------
   Class B                      1.83%             -8.12%
------------------------------------------------------------
   Class C                      1.83%             -8.11%
------------------------------------------------------------
S&P 500 Stock Index             4.47%            -13.30%
------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index            4.31%             10.47%
------------------------------------------------------------
70/30 Composite:
70% S&P 500 / 30% LB
Aggregate Bond Index            4.42%             -6.17%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 1


shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. The 70%/30% composite is a blend of both the S&P 500 Stock Index and the LB Aggregate Bond Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.

Additional investment results appear on pages 5-7.

For the six- and 12-month periods ended April 30, 2003, the Fund underperformed its composite benchmark. For the 12-month period ended April 30, 2003, the Fund underperformed its benchmark due to an overweighted position in higher growth technology and health care equities. For the six-month period ended April 30, 2003, unfavorable stock selection in the health care and finance sectors and holding a fixed income portfolio that had a shorter duration than the benchmark were the primary sources of underperformance for the Fund. Also, our decision to decrease the Fund's fixed income allocation last December hurt relative performance, as did, through January, the relatively short duration of the Fund's bond portfolio.

Investment Objective and Policies for Alliance Conservative Investors Fund

Alliance Conservative Investors Fund is an open-end fund that seeks to achieve a high total return without, in the view of Alliance, undue risk to principal. It pursues this objective through investment in a mix of equity and fixed income securities. Normally, Alliance Conservative Investors Fund invests approximately 70% of its total assets in fixed income securities.

Investment Results for Alliance Conservative Investors Fund

During the six- and 12-month periods ended April 30, 2003, Class A shares of Alliance Conservative Investors Fund returned 2.63% and 3.37%, respectively. The corresponding returns for the composite benchmark, 70% of the LB Aggregate Bond Index and 30% of the S&P 500 Stock Index, were 4.36% and 3.33%, respectively.

INVESTMENT RESULTS*

Periods Ended April 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
Alliance Conservative
Investors Fund
   Class A                      2.63%              3.37%
------------------------------------------------------------
   Class B                      2.27%              2.70%
------------------------------------------------------------
   Class C                      2.27%              2.70%
------------------------------------------------------------



-------------------------------------------------------------------------------
2 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
Lehman Brothers Aggregate
Bond Index                      4.31%             10.47%
------------------------------------------------------------
S&P 500 Stock Index             4.47%            -13.30%
------------------------------------------------------------
70/30 Composite:
70% LB Aggregate
Bond Index / 30% S&P 500        4.36%              3.33%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.40% for Class A, 2.10% for Class B and 2.10% for Class C. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The 70%/30% composite is a blend of both the LB Aggregate Bond Index and the S&P 500 Stock Index with a 70%/30% weighting, respectively. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.

Additional investment results appear on pages 8-10.

For the 12-month period ended April 30, 2003, the Fund outperformed its benchmark due to the absence of credit exposure in the fixed income portion of the portfolio. For the six-month period ended April 30, 2003, unfavorable stock selection in the health care and finance sectors and holding a fixed income portfolio that had a shorter duration than the benchmark were the primary sources of underperformance for the Fund. Also, our decision to decrease the Fund's fixed income allocation last December hurt relative performance, as did, through January, the relatively short duration of the Fund's bond portfolio.

Market Review and Investment Strategy

The period under review began with low investor confidence in corporate governance and ended with heightened geopolitical risk. Interest rates and credit spreads were volatile. Credit recovered in the first quarter of 2003, as balance sheets were strengthened and U.S. Treasury yields declined as the economy weakened. As the benchmark


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 3


30-year U.S. Treasury bond yields fluctuated between 4.7% and 5.9%, we actively managed duration, initiated a position in Treasury Inflation Protection Securities (TIPS), and modestly extended duration in March 2003. The Funds' yield was enhanced by selectively adding investment-grade corporate bonds since September 2002.

Equity markets have rallied from their low point earlier this year as investors' attention appears to have shifted from anxiety over geopolitical tensions and a slowing economy to an increasing optimistic outlook for improving business conditions. The protracted correction of the past three years has produced an extraordinary collapse in the premium valuation normally accorded leadership growth companies. The challenging business environment has, in effect, "stress-tested" many businesses, causing a divergence of fundamental success and clearly identifying those companies with superior competitive attributes and capital strength.

The Funds' equity holdings remain balanced between consistent unit growth and cyclical growth companies with significant positions in consumer services, health care, financial services and technology companies. These holdings are comprised of companies, which have historically achieved superior growth and profitability. Over the past five years, growth in average revenue per share was nearly 15% for the Funds' equity holdings, significantly greater than the 11% growth for the broad market.


-------------------------------------------------------------------------------
4 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


PERFORMANCE UPDATE

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
4/30/93 TO 4/30/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

S&P 500 Stock Index: $25,137
70% S&P 500 Stock Index / 30% LB Aggregate Bond Index: $23,632
Alliance Growth Investors Fund Class A: $17,087


                    Alliance Growth         S&P 500        70% S&P 500 Index /
                    Investors Fund        Stock Index       30% LB Aggregate
-------------------------------------------------------------------------------
     4/30/93            $  9,578            $ 10,000            $ 10,000
     4/30/94            $ 10,005            $ 10,531            $ 10,397
     4/30/95            $ 10,562            $ 12,367            $ 11,904
     4/30/96            $ 13,083            $ 16,100            $ 14,797
     4/30/97            $ 13,958            $ 20,144            $ 17,879
     4/30/98            $ 17,860            $ 28,417            $ 24,081
     4/30/99            $ 20,862            $ 34,620            $ 28,686
     4/30/00            $ 22,780            $ 38,123            $ 31,195
     4/30/01            $ 20,972            $ 33,180            $ 28,293
     4/30/02            $ 18,462            $ 28,994            $ 25,760
     4/30/03            $ 17,087            $ 25,137            $ 23,632


This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 4/30/93 to 4/30/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers (LB) Aggregate Bond Index is comprised of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market with maturities of at least one year. The composite shown above represents a 70%/30% weighting (70% S&P 500 Stock Index and 30% LB Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Growth Investors Fund.


-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 5


PORTFOLIO SUMMARY
April 30, 2003


ALLIANCE GROWTH INVESTORS FUND


INCEPTION DATES
Class A Shares
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93


PORTFOLIO STATISTICS
Net Assets ($mil): $81.5


SECURITY TYPE
Equities
   76.5%  Common Stock

Fixed Income
   18.1%  Treasury                              [PIE CHART OMITTED]
    4.5%  Corporate Debt

    0.9%  Short-Term


All data as of April 30, 2003. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
6 o ALLIANCE GROWTH INVESTORS FUND


INVESTMENT RESULTS

ALLIANCE GROWTH INVESTORS FUND
AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                 -7.45%                   -11.41%
                  5 Years                 -0.88%                    -1.74%
                 10 Years                  5.96%                     5.50%

Class B Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                 -8.12%                   -11.78%
                  5 Years                 -1.61%                    -1.61%
                 10 Years(a)               5.37%                     5.37%

Class C Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                 -8.11%                    -9.03%
                  5 Years                 -1.61%                    -1.61%
          Since Inception*                 4.93%                     4.93%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
                   1 Year       -17.71%          -18.11%           -15.55%
                  5 Years        -2.44%           -2.32%            -2.31%
          Since Inception*        6.02%            5.88%(a)          4.45%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of the fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*   Inception dates: 5/4/92, Class A and Class B; 8/2/93, Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 7


PERFORMANCE UPDATE

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
4/30/93 TO 4/30/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

70% LB Aggregate / 30% S&P: 500 Index $21,625
LB Aggregate Bond Index: $20,119
Alliance Conservative Investors Fund Class A: $16,716


                  Alliance Conservative   LB Aggregate      70% LB Aggregate /
                      Investors Fund       Bond Index       30% S&P 500 Index
-------------------------------------------------------------------------------
     4/30/93            $  9,574            $ 10,000            $ 10,000
     4/30/94            $  9,607            $ 10,085            $ 10,219
     4/30/95            $ 10,054            $ 10,823            $ 11,286
     4/30/96            $ 11,330            $ 11,758            $ 13,061
     4/30/97            $ 12,225            $ 12,591            $ 14,857
     4/30/98            $ 14,409            $ 13,965            $ 18,301
     4/30/99            $ 15,647            $ 14,841            $ 20,775
     4/30/00            $ 16,351            $ 15,028            $ 21,957
     4/30/01            $ 16,638            $ 16,890            $ 21,777
     4/30/02            $ 16,172            $ 18,213            $ 21,448
     4/30/03            $ 16,716            $ 20,119            $ 21,625

This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 4/30/93 to 4/30/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is comprised of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/Credit Bond Index. It is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The composite shown above represents a 70%/30% weighting (70% LB Aggregate Bond Index and 30% S&P 500 Stock Index).

When comparing Alliance Conservative Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Conservative Investors Fund.


-------------------------------------------------------------------------------
8 o ALLIANCE CONSERVATIVE INVESTORS FUND


PORTFOLIO SUMMARY
April 30, 2003

ALLIANCE CONSERVATIVE INVESTORS FUND


INCEPTION DATES
Class A Shares
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93


PORTFOLIO STATISTICS
Net Assets ($mil): $91.7


SECURITY TYPE
Equities
   37.5%  Common Stock

Fixed Income                                 [PIE CHART OMITTED]
   46.1%  Treasury
    8.2%  Corporate Debt

    8.2%  Short-Term


All data as of April 30, 2003. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS FUND o 9


INVESTMENT RESULTS

ALLIANCE CONSERVATIVE INVESTORS FUND
AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                  3.37%                    -1.06%
                  5 Years                  3.02%                     2.13%
                 10 Years                  5.73%                     5.27%

Class B Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                  2.70%                    -1.30%
                  5 Years                  2.30%                     2.30%
                 10 Years(a)               5.15%                     5.15%

Class C Shares
-------------------------------------------------------------------------------
                                   Without Sales Charge       With Sales Charge
                   1 Year                  2.70%                     1.70%
                  5 Years                  2.32%                     2.32%
          Since Inception*                 4.85%                     4.85%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2003)

                                 Class A          Class B           Class C
-------------------------------------------------------------------------------
                   1 Year        -3.33%           -3.61%            -0.66%
                  5 Years         1.76%            1.93%             1.95%
          Since Inception*        5.69%            5.56%(a)          4.62%

The Fund's investment results represent average annual total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The value of the fixed income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, including emerging markets, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund may invest a portion of its assets in below investment grade debt securities, which are subject to special risks.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*   Inception dates: 5/4/92, Class A and Class B; 8/2/93, Class C.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


-------------------------------------------------------------------------------
10 o ALLIANCE CONSERVATIVE INVESTORS FUND


TEN LARGEST HOLDINGS
April 30, 2003

                                                                    Percent of
Company                                         U.S. $ Value        Net Assets
-------------------------------------------------------------------------------
U.S. Treasury Notes                             $ 13,451,029              16.5%
-------------------------------------------------------------------------------
Pfizer, Inc.                                       2,536,875               3.1
-------------------------------------------------------------------------------
Citigroup, Inc.                                    2,143,717               2.6
-------------------------------------------------------------------------------
Microsoft Corp.                                    2,081,398               2.5
-------------------------------------------------------------------------------
General Electric Co. (common & bonds)              2,044,096               2.5
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                  1,928,960               2.4
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              1,787,983               2.2
-------------------------------------------------------------------------------
Johnson & Johnson                                  1,758,432               2.2
-------------------------------------------------------------------------------
Procter & Gamble Co.                               1,473,540               1.8
-------------------------------------------------------------------------------
American International Group, Inc.                 1,460,340               1.8
-------------------------------------------------------------------------------
                                                $ 30,666,370              37.6%


-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 11


TEN LARGEST HOLDINGS
April 30, 2003

                                                                    Percent of
Company                                         U.S. $ Value        Net Assets
-------------------------------------------------------------------------------
U.S. Treasury Notes                             $ 35,559,327              38.8%
-------------------------------------------------------------------------------
U.S. Treasury Bond, 5.375%, 02/15/31               6,360,083               6.9
-------------------------------------------------------------------------------
Citigroup, Inc.                                    1,360,865               1.5
-------------------------------------------------------------------------------
Pfizer, Inc.                                       1,357,305               1.5
-------------------------------------------------------------------------------
General Electric Co.  (common & bonds)             1,272,956               1.4
-------------------------------------------------------------------------------
Microsoft Corp.                                    1,145,536               1.3
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              1,100,643               1.2
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                  1,010,240               1.1
-------------------------------------------------------------------------------
Johnson & Johnson                                    941,212               1.0
-------------------------------------------------------------------------------
Bank of America Corp.                                870,761               0.9
-------------------------------------------------------------------------------
                                                $ 50,978,928              55.6%


-------------------------------------------------------------------------------
12 o ALLIANCE CONSERVATIVE INVESTORS FUND


GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003

Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-76.5%

Health Care-15.6%
Biotechnology-1.3%
Amgen, Inc.(a)                                           14,400  $     882,864
Gilead Sciences, Inc.(a)                                  3,500        161,490
                                                                 -------------
                                                                     1,044,354
                                                                 -------------
Drugs-5.7%
Allergan, Inc.                                            6,000        421,500
Forest Laboratories, Inc.(a)                             11,800        610,296
Merck & Co., Inc.                                         9,300        541,074
Pfizer, Inc.                                             82,500      2,536,875
Wyeth                                                    12,600        548,478
                                                                 -------------
                                                                     4,658,223
                                                                 -------------
Medical Products-5.4%
Abbott Laboratories                                       2,900        117,827
Boston Scientific Corp.(a)                               15,700        675,885
Johnson & Johnson                                        31,200      1,758,432
Medtronic, Inc.                                          22,700      1,083,698
St. Jude Medical, Inc.(a)                                 9,500        498,370
Stryker Corp.                                             2,200        147,422
Zimmer Holdings, Inc.(a)                                  3,000        140,700
                                                                 -------------
                                                                     4,422,334
                                                                 -------------
Medical Services-3.2%
Cardinal Health, Inc.                                    12,300        679,944
Express Scripts, Inc.(a)                                    900         53,064
Health Management Associates, Inc. Cl.A                  30,100        513,506
UnitedHealth Group, Inc.                                  6,700        617,271
WellPoint Health Networks, Inc.(a)                       10,100        766,994
                                                                 -------------
                                                                     2,630,779
                                                                 -------------
                                                                    12,755,690
                                                                 -------------
Technology-15.0%
Communications Equipment-1.7%
Cisco Systems, Inc.(a)                                   47,600        715,904
Juniper Networks, Inc.(a)                                32,700        334,194
QUALCOMM, Inc.                                           10,800        344,412
                                                                 -------------
                                                                     1,394,510
                                                                 -------------
Computer Hardware-2.6%
Dell Computer Corp.(a)                                   42,800      1,237,348
International Business Machines Corp.                    10,600        899,940
                                                                 -------------
                                                                     2,137,288
                                                                 -------------
Computer Services-2.0%
Affiliated Computer Services, Inc. Cl.A(a)                9,800        467,460
First Data Corp.                                         25,900      1,016,057
Fiserv, Inc.(a)                                           5,700        167,808
                                                                 -------------
                                                                     1,651,325
                                                                 -------------


-------------------------------------------------------------------------------
Alliance Growth Investors Fund o 13


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Computer Software-4.9%
Electronic Arts, Inc.(a)                                  5,600  $     331,912
Intuit, Inc.(a)                                           6,000        232,680
Microsoft Corp.                                          81,400      2,081,398
Oracle Corp.(a)                                          28,600        339,768
Symantec Corp.(a)                                         7,000        307,650
VERITAS Software Corp.(a)                                31,300        688,913
                                                                 -------------
                                                                     3,982,321
                                                                 -------------
Internet Infrastructure-0.5%
eBay, Inc.(a)                                             4,300        398,911
                                                                 -------------
Semi-Conductor Capital Equipment-0.4%
Applied Materials, Inc.(a)                               22,800        332,880
                                                                 -------------
Semi-Conductor Components-2.9%
Altera Corp.(a)                                          26,300        415,803
Intel Corp.                                              46,200        850,080
Linear Technology Corp.                                   4,400        151,668
Marvell Technology Group, Ltd.(a)                         6,300        145,398
Maxim Integrated Products, Inc.                           9,900        388,971
Microchip Technology, Inc.                                7,000        145,530
Texas Instruments, Inc.                                  13,800        255,162
                                                                 -------------
                                                                     2,352,612
                                                                 -------------
                                                                    12,249,847
                                                                 -------------
Finance-11.0%
Banking - Regional-2.0%
Bank of America Corp.                                    13,900      1,029,295
Bank One Corp.                                           16,800        605,640
                                                                 -------------
                                                                     1,634,935
                                                                 -------------
Brokerage & Money Management-2.3%
Goldman Sachs Group, Inc.                                 4,500        341,550
Merrill Lynch & Co., Inc.                                13,700        562,385
Morgan Stanley                                           21,700        971,075
                                                                 -------------
                                                                     1,875,010
                                                                 -------------
Insurance-1.9%
ACE, Ltd.                                                 3,700        122,396
American International Group, Inc.                       25,200      1,460,340
                                                                 -------------
                                                                     1,582,736
                                                                 -------------
Mortgage Banking-1.5%
Fannie Mae                                               13,400        970,026
Freddie Mac                                               4,400        254,760
                                                                 -------------
                                                                     1,224,786
                                                                 -------------
Miscellaneous-3.3%
Citigroup, Inc.                                          52,000      2,041,000
MBNA Corp.                                               33,400        631,260
                                                                 -------------
                                                                     2,672,260
                                                                 -------------
                                                                     8,989,727
                                                                 -------------


-------------------------------------------------------------------------------
14 o ALLIANCE GROWTH INVESTORS FUND


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Consumer Services-10.2%
Airlines-0.2%
Southwest Airlines Co.                                    9,800  $     156,408
                                                                 -------------
Broadcasting & Cable-2.9%
Comcast Corp. Cl.A Special(a)                            22,900        688,374
Cox Communications, Inc. Cl.A(a)                         18,900        625,590
Echostar Communications Corp. Cl.A(a)                     4,400        131,824
Viacom, Inc. Cl.B(a)                                     19,900        863,859
                                                                 -------------
                                                                     2,309,647
                                                                 -------------
Entertainment & Leisure-1.2%
Harley-Davidson, Inc.                                    14,600        648,824
The Walt Disney Co.                                      17,500        326,550
                                                                 -------------
                                                                       975,374
                                                                 -------------
Printing & Publishing-0.3%
Gannett Co., Inc.                                         3,300        249,876
                                                                 -------------
Retail - General Merchandise-5.3%
Bed Bath & Beyond, Inc.(a)                               19,700        778,347
Best Buy Co., Inc.(a)                                     5,500        190,190
Home Depot, Inc.                                          8,300        233,479
Kohl's Corp.(a)                                          11,400        647,520
Lowe's Companies, Inc.                                    9,700        425,733
Staples, Inc.(a)                                          8,300        158,032
Tiffany & Co.                                             6,400        177,536
Wal-Mart Stores, Inc.                                    30,400      1,712,128
                                                                 -------------
                                                                     4,322,965
                                                                 -------------
Miscellaneous-0.3%
Cendant Corp.(a)                                         18,400        262,752
                                                                 -------------
                                                                     8,277,022
                                                                 -------------
Consumer Staples-8.5%
Beverages-2.6%
Anheuser-Busch Companies, Inc.                           18,000        897,840
PepsiCo, Inc.                                            14,900        644,872
The Coca-Cola Co.                                        15,100        610,040
                                                                 -------------
                                                                     2,152,752
                                                                 -------------
Cosmetics-1.2%
Avon Products, Inc.                                      16,300        948,171
                                                                 -------------
Food-0.3%
General Mills, Inc.                                       3,300        148,863
Sara Lee Corp.                                            8,000        134,240
                                                                 -------------
                                                                       283,103
                                                                 -------------
Household Products-3.1%
Colgate-Palmolive Co.                                    17,800      1,017,626
Procter & Gamble Co.                                     16,400      1,473,540
                                                                 -------------
                                                                     2,491,166
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 15


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Retail - Food & Drugs-0.8%
Walgreen Co.                                             21,100  $     651,146
                                                                 -------------
Tobacco-0.5%
Altria Group, Inc.                                       13,000        399,880
                                                                 -------------
                                                                     6,926,218
                                                                 -------------
Energy-4.6%
Domestic Producers-0.7%
Apache Corp.                                              2,400        137,400
Devon Energy Corp.                                        2,600        122,850
Kerr-McGee Corp.                                          7,200        303,192
                                                                 -------------
                                                                       563,442
                                                                 -------------
International-3.1%
ChevronTexaco Corp.                                      10,000        628,100
Exxon Mobil Corp.                                        54,800      1,928,960
                                                                 -------------
                                                                     2,557,060
                                                                 -------------
Oil Service-0.8%
Baker Hughes, Inc.                                       11,600        324,800
Noble Corp.(a)                                            9,100        281,645
                                                                 -------------
                                                                       606,445
                                                                 -------------
                                                                     3,726,947
                                                                 -------------
Capital Goods-2.9%
Miscellaneous-2.9%
General Electric Co.                                     63,600      1,873,020
United Technologies Corp.                                 8,300        513,023
                                                                 -------------
                                                                     2,386,043
                                                                 -------------
Utilities-2.4%
Telephone Utility-2.4%
AT&T Corp.                                               11,500        196,075
BellSouth Corp.                                          15,000        382,350
SBC Communications, Inc.                                 28,800        672,768
Verizon Communications, Inc.                             18,800        702,744
                                                                 -------------
                                                                     1,953,937
                                                                 -------------
Basic Industry-2.0%
Chemicals-0.7%
E.I. du Pont de Nemours & Co.                            13,700        582,661
                                                                 -------------
Mining & Metals-0.4%
Alcoa, Inc.                                              15,200        348,536
                                                                 -------------
Paper & Forest Products-0.9%
International Paper Co.                                   9,900        353,925
Weyerhaeuser Co.                                          7,000        347,130
                                                                 -------------
                                                                       701,055
                                                                 -------------
                                                                     1,632,252
                                                                 -------------
Consumer Manufacturing-1.6%
Auto & Related-0.3%
General Motors Corp.                                      6,600        237,930
                                                                 -------------


-------------------------------------------------------------------------------
16 o ALLIANCE GROWTH INVESTORS FUND


                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
Building & Related-1.2%
American Standard Companies, Inc.(a)                      7,200  $     512,568
Centex Corp.                                              3,500        231,070
Lennar Corp. Cl.A                                         4,100        222,384
                                                                 -------------
                                                                       966,022
                                                                 -------------
Miscellaneous-0.1%
Newell Rubbermaid, Inc.                                   4,000        121,920
                                                                 -------------
                                                                     1,325,872
                                                                 -------------
Multi-Industry-1.0%
3M Co.                                                    1,300        163,852
Danaher Corp.                                             9,100        627,718
                                                                 -------------
                                                                       791,570
                                                                 -------------
Transportation-0.9%
Railroad-0.9%
Burlington Northern Santa Fe Corp.                       12,300        346,368
Union Pacific Corp.                                       7,000        416,640
                                                                 -------------
                                                                       763,008
                                                                 -------------
Aerospace & Defense-0.8%
Aerospace-0.8%
Boeing Co.                                                9,100        248,248
Lockheed Martin Corp.                                     7,600        380,380
                                                                 -------------
                                                                       628,628
                                                                 -------------
Total Common Stocks
   (cost $62,582,261)                                               62,406,761
                                                                 -------------
DEBT OBLIGATIONS-22.6%
U.S. Government Obligations-18.1%
U.S. Treasury Bond
   5.375%, 2/15/31                                      $ 1,191      1,299,959
U.S. Treasury Notes
   3.875%, 2/15/13                                           11         11,018
   4.00%, 11/15/12                                        2,907      2,945,041
   4.25%, 1/15/10 (TIPS)                                    870      1,003,767
   4.75%, 11/15/08                                        6,680      7,265,809
   6.50%, 8/15/05                                         2,005      2,225,394
                                                                 -------------
Total U.S. Government Obligations
   (cost $13,841,238)                                               14,750,988
                                                                 -------------
Corporate Debt Obligations-4.5%
Banking-0.9%
Bank of America Corp.
   7.40%, 1/15/11                                           150        180,345
Bank One Corp.
   4.90%, 4/30/15                                            40         40,232
Citigroup, Inc.
   5.625%, 8/27/12                                           95        102,717
ING Bank NV
   5.125%, 5/01/15(b)                                       100        102,243



-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 17


                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
J.P. Morgan Chase & Co.
   5.25%, 5/01/15                                       $   100  $     101,643
   6.625%, 3/15/12                                           50         56,485
Sovereign Bank
   5.125%, 3/15/13                                           20         20,050
Washington Mutual Bank
   5.50%, 1/15/13                                            50         53,190
Wells Fargo & Co.
   5.00%, 11/15/14                                           50         51,767
                                                                 -------------
                                                                       708,672
                                                                 -------------
Broadcasting/Media-0.3%
Clear Channel Communications, Inc.
   5.75%, 1/15/13                                            75         79,404
   7.65%, 9/15/10                                            75         87,924
Time Warner, Inc.
   7.25%, 10/15/17                                           95        103,681
                                                                 -------------
                                                                       271,009
                                                                 -------------
Building/Real Estate-0.1%
EOP Operating LP
   5.875%, 1/15/13                                           75         79,417
                                                                 -------------
Communications-0.2%
AT&T Broadband Corp.
   8.375%, 3/15/13                                           79         96,589
Citizens Communications Co.
   9.25%, 5/15/11                                            50         63,309
                                                                 -------------
                                                                       159,898
                                                                 -------------
Communications - Mobile-0.2%
Verizon Global Funding Corp.
   7.375%, 9/01/12                                          140        166,385
                                                                 -------------
Consumer Manufacturing-0.1%
S.C. Johnson & Son, Inc.
   5.75%, 2/15/33(b)                                         50         49,607
                                                                 -------------
Energy-0.3%
Alabama Power Co.
   5.875%, 12/01/22                                         100        105,010
Conoco, Inc.
   6.95%, 4/15/29                                            15         17,603
ConocoPhillips
   4.75%, 10/15/12                                           25         25,543
Dominion Resources, Inc.
   6.75%, 12/15/32                                           50         55,399
Public Service Co. of Colorado
   4.875%, 3/01/13(b)                                        65         65,708
                                                                 -------------
                                                                       269,263
                                                                 -------------


-------------------------------------------------------------------------------
18 o ALLIANCE GROWTH INVESTORS FUND


                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
Financial-0.8%
CIT Group, Inc.
   6.875%, 11/01/09                                     $   100  $     110,816
   7.375%, 4/02/07                                           15         16,815
General Electric Capital Corp.
   5.00%, 6/15/07                                            60         64,667
   5.45%, 1/15/13                                           100        106,409
Household Finance Corp.
   7.00%, 5/15/12                                           139        159,468
   8.00%, 7/15/10                                            48         57,853
NiSource Finance Corp.
   7.625%, 11/15/05                                          47         52,839
The Goldman Sachs Group, Inc.
   5.25%, 4/01/13                                            50         51,548
                                                                 -------------
                                                                       620,415
                                                                 -------------
Food/Beverage-0.2%
Bottling Group LLC
   4.625%, 11/15/12(b)                                       50         49,885
Diageo Capital PLC
   3.375%, 3/20/08                                          100        100,285
                                                                 -------------
                                                                       150,170
                                                                 -------------
Healthcare-0.3%
HCA, Inc.
   6.25%, 2/15/13                                            50         51,712
Pharmacia Corp.
   6.60%, 12/01/28                                          100        118,796
UnitedHealth Group, Inc.
   4.875%, 4/01/13                                           95         97,396
                                                                 -------------
                                                                       267,904
                                                                 -------------
Industrial-0.1%
Brascan Corp.
   7.375%, 3/01/33                                           49         51,484
                                                                 -------------
Insurance-0.1%
The Allstate Corp.
   6.125%, 12/15/32                                         100        107,426
                                                                 -------------
Non-Air Transportation-0.1%
CSX Corp.
   6.30%, 3/15/12                                            95        105,000
                                                                 -------------
Public Utilities - Electric & Gas-0.4%
American Electric Power Co., Inc.
   5.375%, 3/15/10                                           50         52,222
Dominion Resources Capital Trust III
   8.40%, 1/15/31                                           115        142,915
Duke Capital Corp.
   6.25%, 2/15/13                                            75         77,286



-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 19



                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
FirstEnergy Corp.
   6.45%, 11/15/11                                         $ 50  $      54,160
                                                                 -------------
                                                                       326,583
                                                                 -------------
Retail-0.2%
Lowe's Companies, Inc.
   6.50%, 3/15/29                                            50         54,984
ProLogis
   5.50%, 3/01/13                                            50         52,002
Wal-Mart Stores, Inc.
   4.55%, 5/01/13                                            75         75,855
                                                                 -------------
                                                                       182,841
                                                                 -------------
Yankee Bonds-0.2%
TPSA Finance BV
   7.75%, 12/10/08(b)                                       100        110,151
                                                                 -------------
Total Corporate Debt Obligations
   (cost $3,429,536)                                                 3,626,225
                                                                 -------------
Total Debt Obligations
   (cost $17,270,774)                                               18,377,213
                                                                 -------------
SHORT-TERM INVESTMENT-0.9%
Time Deposit-0.9%
State Street Euro Dollar
   0.75%, 5/01/03
   (cost $732,000)                                          732        732,000
                                                                 -------------
Total Investments-100.0%
   (cost $80,585,035)                                               81,515,974
Other assets less liabilities*-0.0%                                     18,903
                                                                 -------------
Net Assets-100%                                                  $  81,534,877
                                                                 =============


*   SECURITY LENDING INFORMATION

Includes cash collateral received of $5,322,836 for securities on loan as of April 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                     Percent
                             Current                    U.S. $        of Net
                              Yield        Shares        Value        Assets
                           -----------  -----------  -------------  -----------
UBS Private Money Market
   Fund LLC                   1.23%      5,322,836    $5,322,836        6.5%


(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to $377,594 or 0.5% of net assets.

Glossary:

TIPS - Treasury Inflation Protected Security

See notes to financial statements.


-------------------------------------------------------------------------------
20 o ALLIANCE GROWTH INVESTORS FUND


CONSERVATIVE INVESTORS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003

Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-37.2%
Health Care-7.7%
Biotechnology-0.8%
Amgen, Inc.(a)                                           10,800  $     662,148
Gilead Sciences, Inc.(a)                                  1,900         87,666
                                                                 -------------
                                                                       749,814
                                                                 -------------
Drugs-2.7%
Allergan, Inc.                                            3,400        238,850
Forest Laboratories, Inc.(a)                              6,200        320,664
Merck & Co., Inc.                                         4,600        267,628
Pfizer, Inc.                                             44,140      1,357,305
Wyeth                                                     6,800        296,004
                                                                 -------------
                                                                     2,480,451
                                                                 -------------
Medical Products-2.6%
Abbott Laboratories                                       1,400         56,882
Boston Scientific Corp.(a)                                8,400        361,620
Johnson & Johnson                                        16,700        941,212
Medtronic, Inc.                                          12,200        582,428
St. Jude Medical, Inc.(a)                                 5,100        267,546
Stryker Corp.                                             1,200         80,412
Zimmer Holdings, Inc.(a)                                  1,700         79,730
                                                                 -------------
                                                                     2,369,830
                                                                 -------------
Medical Services-1.6%
Cardinal Health, Inc.                                     6,900        381,432
Express Scripts, Inc.(a)                                    500         29,480
Health Management Associates, Inc. Cl.A                  16,600        283,196
UnitedHealth Group, Inc.                                  3,600        331,668
WellPoint Health Networks, Inc.(a)                        5,400        410,076
                                                                 -------------
                                                                     1,435,852
                                                                 -------------
                                                                     7,035,947
                                                                 -------------
Technology-7.2%
Communications Equipment-0.8%
Cisco Systems, Inc.(a)                                   26,100        392,544
Juniper Networks, Inc.(a)                                18,000        183,960
QUALCOMM, Inc.                                            5,500        175,395
                                                                 -------------
                                                                       751,899
                                                                 -------------
Computer Hardware-1.2%
Dell Computer Corp.(a)                                   22,500        650,475
International Business Machines Corp.                     5,500        466,950
                                                                 -------------
                                                                     1,117,425
                                                                 -------------
Computer Services-1.0%
Affiliated Computer Services, Inc. Cl.A(a)                5,400        257,580
First Data Corp.                                         14,600        572,758
Fiserv, Inc.(a)                                           3,100         91,264
                                                                 -------------
                                                                       921,602
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS FUND o 21


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Computer Software-2.4%
Electronic Arts, Inc.(a)                                  3,000  $     177,810
Intuit, Inc.(a)                                           3,300        127,974
Microsoft Corp.                                          44,800      1,145,536
Oracle Corp.(a)                                          14,500        172,260
Symantec Corp.(a)                                         3,800        167,010
VERITAS Software Corp.(a)                                17,700        389,577
                                                                 -------------
                                                                     2,180,167
                                                                 -------------
Internet Infrastructure-0.2%
eBay, Inc.(a)                                             2,300        213,371
                                                                 -------------
Semi-Conductor Capital Equipment-0.2%
Applied Materials, Inc.(a)                               11,800        172,280
                                                                 -------------
Semi-Conductor Components-1.4%
Altera Corp.(a)                                          13,300        210,273
Intel Corp.                                              26,000        478,400
Linear Technology Corp.                                   2,500         86,175
Marvell Technology Group, Ltd.(a)                         3,400         78,469
Maxim Integrated Products, Inc.                           5,600        220,024
Microchip Technology, Inc.                                3,800         79,002
Texas Instruments, Inc.                                   7,000        129,430
                                                                 -------------
                                                                     1,281,773
                                                                 -------------
                                                                     6,638,517
                                                                 -------------
Finance-5.3%
Banking - Regional-0.9%
Bank of America Corp.                                     7,700        570,185
Bank One Corp.                                            8,600        310,030
                                                                 -------------
                                                                       880,215
                                                                 -------------
Brokerage & Money Management-1.1%
Goldman Sachs Group, Inc.                                 2,300        174,570
Merrill Lynch & Co., Inc.                                 7,000        287,350
Morgan Stanley                                           11,500        514,625
                                                                 -------------
                                                                       976,545
                                                                 -------------
Insurance-0.9%
ACE, Ltd.                                                 2,100         69,468
American International Group, Inc.                       13,400        776,530
                                                                 -------------
                                                                       845,998
                                                                 -------------
Mortgage Banking-0.7%
Fannie Mae                                                7,000        506,730
Freddie Mac                                               2,300        133,170
                                                                 -------------
                                                                       639,900
                                                                 -------------
Miscellaneous-1.7%
Citigroup, Inc.                                          29,300      1,150,025
MBNA Corp.                                               20,700        391,230
                                                                 -------------
                                                                     1,541,255
                                                                 -------------
                                                                     4,883,913
                                                                 -------------



-------------------------------------------------------------------------------
22 o ALLIANCE CONSERVATIVE INVESTORS FUND


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Consumer Services-5.0%
Airlines-0.1%
Southwest Airlines Co.                                    5,200  $      82,992
                                                                 -------------
Broadcasting & Cable-1.5%
Comcast Corp. Cl.A Special(a)                            14,700        441,882
Cox Communications, Inc. Cl.A(a)                         10,500        347,550
EchoStar Communications Corp. Cl.A(a)                     2,500         74,900
Viacom, Inc. Cl.B(a)                                     10,900        473,169
                                                                 -------------
                                                                     1,337,501
                                                                 -------------
Entertainment & Leisure-0.6%
Harley-Davidson, Inc.                                     8,200        364,408
The Walt Disney Co.                                       8,800        164,208
                                                                 -------------
                                                                       528,616
                                                                 -------------
Printing & Publishing-0.2%
Gannett Co., Inc.                                         1,900        143,868
                                                                 -------------
Retail - General Merchandise-2.5%
Bed Bath & Beyond, Inc.(a)                               10,200        403,002
Best Buy Co., Inc.(a)                                     3,000        103,740
Home Depot, Inc.                                          4,400        123,772
Kohl's Corp.(a)                                           6,400        363,520
Lowe's Companies, Inc.                                    5,300        232,617
Staples, Inc.(a)                                          4,600         87,584
Tiffany & Co.                                             3,300         91,542
Wal-Mart Stores, Inc.                                    16,400        923,648
                                                                 -------------
                                                                     2,329,425
                                                                 -------------
Miscellaneous-0.1%
Cendant Corp.(a)                                          9,400        134,232
                                                                 -------------
                                                                     4,556,634
                                                                 -------------
Consumer Staples-4.3%
Beverages-1.3%
Anheuser-Busch Companies, Inc.                            9,900        493,812
PepsiCo, Inc.                                             9,400        406,832
The Coca-Cola Co.                                         8,000        323,200
                                                                 -------------
                                                                     1,223,844
                                                                 -------------
Cosmetics-0.6%
Avon Products, Inc.                                       9,300        540,981
                                                                 -------------
Food-0.2%
General Mills, Inc.                                       1,800         81,198
Sara Lee Corp.                                            4,400         73,832
                                                                 -------------
                                                                       155,030
                                                                 -------------
Household Products-1.5%
Colgate-Palmolive Co.                                     9,900        565,983
Procter & Gamble Co.                                      9,400        844,590
                                                                 -------------
                                                                     1,410,573
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS FUND o 23


Company                                                  Shares   U.S. $ Value
-------------------------------------------------------------------------------
Retail - Food & Drugs-0.4%
Walgreen Co.                                             11,900  $     367,234
                                                                 -------------
Tobacco-0.3%
Altria Group, Inc.                                        8,200        252,232
                                                                 -------------
                                                                     3,949,894
                                                                 -------------
Energy-2.1%
Domestic Producers-0.3%
Apache Corp.                                              1,300         74,425
Devon Energy Corp.                                        1,400         66,150
Kerr-McGee Corp.                                          4,000        168,440
                                                                 -------------
                                                                       309,015
                                                                 -------------
International-1.4%
ChevronTexaco Corp.                                       5,000        314,050
Exxon Mobil Corp.                                        28,700      1,010,240
                                                                 -------------
                                                                     1,324,290
                                                                 -------------
Oil Service-0.4%
Baker Hughes, Inc.                                        6,300        176,400
Noble Corp.(a)                                            5,000        154,750
                                                                 -------------
                                                                       331,150
                                                                 -------------
                                                                     1,964,455
                                                                 -------------
Capital Goods-1.4%
Miscellaneous-1.4%
General Electric Co.                                     34,900      1,027,805
United Technologies Corp.                                 4,500        278,145
                                                                 -------------
                                                                     1,305,950
                                                                 -------------
Utilities-1.1%
Telephone Utility-1.1%
AT&T Corp.                                                6,400        109,120
BellSouth Corp.                                           7,600        193,724
SBC Communications, Inc.                                 14,400        336,384
Verizon Communications, Inc.                              9,500        355,110
                                                                 -------------
                                                                       994,338
                                                                 -------------
Basic Industry-1.0%
Chemicals-0.4%
E.I. du Pont de Nemours & Co.                             7,500        318,975
                                                                 -------------
Mining & Metals-0.2%
Alcoa, Inc.                                               8,300        190,319
                                                                 -------------
Paper & Forest Products-0.4%
International Paper Co.                                   5,100        182,325
Weyerhaeuser Co.                                          3,600        178,524
                                                                 -------------
                                                                       360,849
                                                                 -------------
                                                                       870,143
                                                                 -------------


-------------------------------------------------------------------------------
24 o ALLIANCE CONSERVATIVE INVESTORS FUND


                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
Consumer Manufacturing-0.8%
Auto & Related-0.1%
General Motors Corp.                                      3,600  $     129,780
                                                                 -------------
Building & Related-0.6%
American Standard Companies, Inc.(a)                      3,900        277,641
Centex Corp.                                              2,000        132,040
Lennar Corp. Cl.A                                         2,300        124,752
                                                                 -------------
                                                                       534,433
                                                                 -------------
Miscellaneous-0.1%
Newell Rubbermaid, Inc.                                   2,200         67,056
                                                                 -------------
                                                                       731,269
                                                                 -------------
Multi-Industry-0.5%
3M Co.                                                      700         88,228
Danaher Corp.                                             5,400        372,492
                                                                 -------------
                                                                       460,720
                                                                 -------------
Transportation-0.4%
Railroad-0.4%
Burlington Northern Santa Fe Corp.                        6,300        177,408
Union Pacific Corp.                                       3,800        226,176
                                                                 -------------
                                                                       403,584
                                                                 -------------
Aerospace & Defense-0.4%
Aerospace-0.4%
Boeing Co.                                                4,600        125,488
Lockheed Martin Corp.                                     4,000        200,200
                                                                 -------------
                                                                       325,688
                                                                 -------------
Total Common Stocks
   (cost $33,871,031)                                               34,121,052
                                                                 -------------
DEBT OBLIGATIONS-53.8%
U.S. Government Obligations-45.7%
U.S. Treasury Bond
   5.375%, 2/15/31                                      $ 5,827      6,360,083
U.S. Treasury Notes
   3.875%, 2/15/13                                        1,523      1,525,499
   4.00%, 11/15/12                                        6,418      6,501,986
   4.25%, 1/15/10 (TIPS)                                  2,720      3,136,773
   4.75%, 11/15/08                                       11,820     12,856,567
   6.50%, 8/15/05                                         6,560      7,281,088
   6.875%, 5/15/06                                        3,725      4,257,414
                                                                 -------------
Total U.S. Government Obligations
   (cost $39,415,561)                                               41,919,410
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS FUND o 25


                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
Corporate Debt Obligations-8.1%
Banking-1.4%
Bank of America Corp.
   7.40%, 1/15/11                                          $250   $    300,576
Bank One Corp.
   4.90%, 4/30/15                                           100        100,580
Citigroup, Inc.
   5.625%, 8/27/12                                          195        210,840
ING Bank NV
   5.125%, 5/01/15(b)                                       130        132,916
J.P. Morgan Chase & Co.
   5.25%, 5/01/15                                           200        203,285
   6.625%, 3/15/12                                          100        112,971
Sovereign Bank
   5.125%, 3/15/13                                           35         35,088
Washington Mutual Bank
   5.50%, 1/15/13                                           100        106,380
Wells Fargo & Co.
   5.00%, 11/15/14                                           95         98,357
                                                                 -------------
                                                                     1,300,993
                                                                 -------------
Broadcasting/Media-0.7%
British Sky Broadcasting Group PLC
   8.20%, 7/15/09                                           100        114,169
Clear Channel Communications, Inc.
   5.75%, 1/15/13                                           150        158,808
   7.65%, 9/15/10                                           150        175,849
Time Warner, Inc.
   7.25%, 10/15/17                                          195        212,818
                                                                 -------------
                                                                       661,644
                                                                 -------------
Building/Real Estate-0.4%
EOP Operating LP
   5.875%, 1/15/13                                          150        158,834
ProLogis
   5.50%, 3/01/13                                           150        156,005
                                                                 -------------
                                                                       314,839
                                                                 -------------
Communications-0.3%
AT&T Broadband Corp.
   8.375%, 3/15/13                                           87        106,370
Citizens Communications Co.
   9.25%, 5/15/11                                           100        126,619
                                                                 -------------
                                                                       232,989
                                                                 -------------
Communications - Mobile-0.3%
Verizon Global Funding Corp.
   7.375%, 9/01/12                                          260        309,000
                                                                 -------------
Consumer Manufacturing-0.1%
S.C. Johnson & Son, Inc.
   5.75%, 2/15/33(b)                                        102        101,198
                                                                 -------------


-------------------------------------------------------------------------------
26 o ALLIANCE CONSERVATIVE INVESTORS FUND


                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
Energy-0.6%
Alabama Power Co.
   5.875%, 12/01/22                                        $200  $     210,020
Conoco, Inc.
   6.95%, 4/15/29                                            25         29,338
ConocoPhillips
   4.75%, 10/15/12                                           50         51,087
Dominion Resources, Inc.
   6.75%, 12/15/32                                          100        110,798
Public Service Co. of Colorado
   4.875%, 3/01/13(b)                                       140        141,525
                                                                 -------------
                                                                       542,768
                                                                 -------------
Financial-1.3%
CIT Group, Inc.
   6.875%, 11/01/09                                         210        232,713
   7.375%, 4/02/07                                           30         33,631
General Electric Capital Corp.
   5.00%, 6/15/07                                            30         32,333
   5.45%, 1/15/13                                           200        212,818
Household Finance Corp.
   6.75%, 5/15/11                                           200        225,709
   7.00%, 5/15/12                                           170        195,032
   8.00%, 7/15/10                                            97        116,911
NiSource Finance Corp.
   7.625%, 11/15/05                                          98        110,175
                                                                 -------------
                                                                     1,159,322
                                                                 -------------
Food/Beverage-0.3%
Bottling Group LLC
   4.625%, 11/15/12(b)                                      100         99,770
Diageo Capital PLC
   3.375%, 3/20/08                                          200        200,570
                                                                 -------------
                                                                       300,340
                                                                 -------------
Healthcare-0.7%
HCA, Inc.
   6.25%, 2/15/13                                           100        103,423
Pharmacia Corp.
   6.60%, 12/01/28                                          200        237,592
UnitedHealth Group, Inc.
   4.875%, 4/01/13                                          275        281,937
                                                                 -------------
                                                                       622,952
                                                                 -------------
Industrial-0.1%
Brascan Corp.
   7.375%, 3/01/33                                           80         84,055
                                                                 -------------
Insurance-0.2%
The Allstate Corp.
   6.125%, 12/15/32                                         200        214,852
                                                                 -------------


-------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS FUND o 27


                                                      Principal
                                                         Amount
Company                                                    (000)  U.S. $ Value
-------------------------------------------------------------------------------
Non-Air Transportation-0.2%
CSX Corp.
   6.30%, 3/15/12                                        $  195  $     215,526
                                                                 -------------
Public Utilities - Electric & Gas-1.0%
American Electric Power Co., Inc.
   5.375%, 3/15/10                                          250        261,110
Dominion Resources Capital Trust III
   8.40%, 1/15/31                                           280        347,966
Duke Capital Corp.
   6.25%, 2/15/13                                           175        180,334
FirstEnergy Corp.
   6.45%, 11/15/11                                          150        162,480
                                                                 -------------
                                                                       951,890
                                                                 -------------
Retail-0.4%
Lowe's Companies, Inc.
   6.50%, 3/15/29                                           150        164,954
Wal-Mart Stores, Inc.
   4.55%, 5/01/13                                           175        176,995
                                                                 -------------
                                                                       341,949
                                                                 -------------
Yankee Bonds-0.1%
TPSA Finance BV
   7.75%, 12/10/08(b)                                       100        110,151
                                                                 -------------
Total Corporate Debt Obligations
   (cost $7,061,166)                                                 7,464,468
                                                                 -------------
Total Debt Obligations
   (cost $46,476,727)                                               49,383,878
                                                                 -------------
SHORT-TERM INVESTMENT-8.2%
Time Deposit-8.2%
State Street Euro Dollar
   0.75%, 5/01/03
   (cost $7,473,000)                                      7,473      7,473,000
                                                                 -------------
Total Investments-99.2%
   (cost $87,820,758)                                               90,977,930
Other assets less liabilities*-0.8%                                    708,903
                                                                 -------------
Net Assets-100%                                                  $  91,686,833
                                                                 =============


-------------------------------------------------------------------------------
28 o ALLIANCE CONSERVATIVE INVESTORS FUND


*   SECURITY LENDING INFORMATION

Includes cash collateral received of $17,160,853 for securities on loan as of April 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                      Percent
                             Current                    U.S. $        of Net
                              Yield        Shares        Value        Assets
                           -----------  -----------  -------------  -----------
UBS Private Money Market
   Fund LLC                   1.23%      17,160,853   $17,160,853      18.7%


(a)   Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified in-stitutional buyers. At April 30, 2003, these securities amounted to $585,560 or 0.6% of net assets.

Glossary:

TIPS - Treasury Inflation Protected Security

See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS FUND o 29


STATEMENT OF ASSETS & LIABILITIES
April 30, 2003

                                                  Growth         Conservative
                                              Investors Fund    Investors Fund
                                             ----------------   ----------------
Assets
Investments in securities, at value
   (cost $80,585,035 and $87,820,758
   respectively)(a)                            $  81,515,974     $  90,977,930
Cash                                                     433               795
Collateral held for securities loaned              5,322,836        17,160,853
Interest and dividends receivable                    351,074           831,034
Receivable for shares of beneficial
   interest sold                                     256,204           291,965
Receivable for investments sold                       67,761           111,250
Foreign taxes receivable                               8,645             1,349
                                               -------------     -------------
Total assets                                      87,522,927       109,375,176
                                               -------------     -------------
Liabilities
Payable for collateral received on securities
   loaned                                          5,322,836        17,160,853
Payable for shares of beneficial interest
   redeemed                                          354,798           277,830
Payable for investments purchased                     50,310            27,950
Advisory fee payable                                  49,312            27,236
Distribution fee payable                              41,219            53,180
Accrued expenses                                     169,575           141,294
                                               -------------     -------------
Total liabilities                                  5,988,050        17,688,343
                                               -------------     -------------
Net Assets                                     $  81,534,877     $  91,686,833
                                               =============     =============
Composition of Net Assets
Shares of beneficial interest, at par          $          86     $          89
Additional paid-in capital                       116,679,583        96,872,891
Distributions in excess of net
   investment income                                 (95,654)         (276,452)
Accumulated net realized loss on
   investment and foreign currency
   transactions                                  (35,977,515)       (8,063,317)
Net unrealized appreciation of investments
   and foreign currency denominated assets
   and liabilities                                   928,377         3,153,622
                                               -------------     -------------
                                               $  81,534,877     $  91,686,833
                                               =============     =============


-------------------------------------------------------------------------------
30 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


                                                  Growth         Conservative
                                              Investors Fund    Investors Fund
                                             ----------------   ----------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ($43,742,864 / 4,648,437
   and $36,132,773 / 3,572,703 shares
   of beneficial interest issued and
   outstanding, respectively)                         $ 9.41            $10.11
Sales charge--4.25% of public offering
   price                                                 .42               .45
                                                      ------            ------
Maximum offering price                                $ 9.83            $10.56
                                                      ======            ======
Class B Shares
Net asset value and offering price
   per share ($31,780,751 / 3,357,394
   and $47,156,389 / 4,546,213 shares
   of beneficial interest issued and
   outstanding, respectively)                         $ 9.47            $10.37
                                                      ======            ======
Class C Shares
Net asset value and offering price
   per share ($6,011,262 / 634,002
   and $8,397,671 / 808,750 shares
   of beneficial interest issued and
   outstanding, respectively)                         $ 9.48            $10.38
                                                      ======            ======


(a) Includes securities on loan with a value of $5,157,793 and $16,641,582, respectively (see Note F).

See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 31


STATEMENT OF OPERATIONS
Year Ended April 30, 2003

                                                  Growth         Conservative
                                              Investors Fund    Investors Fund
                                             ----------------   ----------------
Investment Income
Interest                                       $   1,169,033     $   2,701,528
Dividends (net of foreign taxes withheld
   of $5,617 and $1,676, respectively)             1,013,670           408,074
                                               -------------     -------------
Total income                                       2,182,703         3,109,602
                                               -------------     -------------
Expenses
Advisory fee                                         677,258           621,442
Distribution fee--Class A                            139,147            97,032
Distribution fee--Class B                            367,614           430,079
Distribution fee--Class C                             71,571            75,070
Transfer agency                                      352,333           233,332
Custodian                                            152,121           147,236
Printing                                              77,489            41,074
Audit and legal                                       61,744            56,270
Registration                                          38,155            38,492
Trustees' fees                                        29,140            27,990
Miscellaneous                                          4,847             3,553
                                               -------------     -------------
Total expenses                                     1,971,419         1,771,570
Less: expense offset arrangement
   (see Note B)                                         (569)             (318)
Less: expenses waived and assumed by
   adviser (see Note B)                                   -0-         (257,621)
                                               -------------     -------------
Net expenses                                       1,970,850         1,513,631
                                               -------------     -------------
Net investment income                                211,853         1,595,971
                                               -------------     -------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions                       (12,852,178)       (1,264,111)
   Foreign currency transactions                         146                24
Net change in unrealized
   appreciation/depreciation of:
   Investments                                     3,761,290         2,265,953
   Foreign currency denominated assets
      and liabilities                                  2,225             3,757
                                               -------------     -------------
Net gain (loss) on investment and foreign
   currency transactions                          (9,088,517)        1,005,623
                                               -------------     -------------
Net Increase (Decrease) in Net Assets
   from Operations                             $  (8,876,664)    $   2,601,594
                                               =============     =============


See notes to financial statements.


-------------------------------------------------------------------------------
32 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


STATEMENT OF CHANGES IN NET ASSETS

                                                    Growth Investors Fund
                                             -----------------------------------
                                                 Year Ended       Year Ended
                                              April 30, 2003    April 30, 2002
                                             ----------------   ----------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income                          $     211,853     $     165,997
Net realized loss on investment and
   foreign currency transactions                 (12,852,032)      (21,200,139)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities              3,763,515         4,337,516
                                               -------------     -------------
Net decrease in net assets from
   operations                                     (8,876,664)      (16,696,626)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A                                          (560,154)               -0-
   Class B                                          (110,451)               -0-
   Class C                                           (20,142)               -0-
Transactions in Shares of
Beneficial Interest
Net decrease                                     (20,117,524)      (11,111,270)
                                               -------------     -------------
Total decrease                                   (29,684,935)      (27,807,896)
Net Assets
Beginning of period                              111,219,812       139,027,708
                                               -------------     -------------
End of period (including undistributed
   net investment income of $162,969
   at April 30, 2002)                          $  81,534,877     $ 111,219,812
                                               =============     =============


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 33


STATEMENT OF CHANGES IN NET ASSETS

                                                 Conservative Investors Fund
                                             -----------------------------------
                                                Year Ended        Year Ended
                                              April 30, 2003    April 30, 2002
                                             ----------------   ----------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                          $   1,595,971     $   1,514,273
Net realized loss on investment and
   foreign currency transactions                  (1,264,087)       (5,399,301)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities              2,269,710         1,347,794
                                               -------------     -------------
Net increase (decrease) in net assets
   from operations                                 2,601,594        (2,537,234)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A                                          (939,200)         (691,171)
   Class B                                          (901,823)         (826,387)
   Class C                                          (159,161)         (144,748)
Transactions in Shares of
Beneficial Interest
Net increase                                       9,778,085        13,140,017
                                               -------------     -------------
Total increase                                    10,379,495         8,940,477
Net Assets
Beginning of period                               81,307,338        72,366,861
                                               -------------     -------------
End of period                                  $  91,686,833     $  81,307,338
                                               =============     =============


See notes to financial statements.


-------------------------------------------------------------------------------
34 o ALLIANCE CONSERVATIVE INVESTORS FUND


NOTES TO FINANCIAL STATEMENTS
April 30, 2003

NOTE A

Significant Accounting Policies

Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), formerly Alliance Growth Investors Fund and Alliance Conservative Investors Fund, two series of The Alliance Portfolios (the "Trust"), formerly The Alliance Portfolios, are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Funds' Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Funds (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 35


exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized


-------------------------------------------------------------------------------
36 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Funds accrete discounts as adjustments to interest income. Additionally, the Funds amortize premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

During the current fiscal year, the Growth Investors Fund had permanent differences, primarily due to the difference in recognition of the amortization of bond premium, which resulted in a net decrease to distributions in excess of net investment income and a corresponding increase in accumulated net realized loss on investment and foreign currency transactions and a corresponding decrease in additional paid in capital. During the current fiscal year, the Conservative Investors Fund had permanent differences, primarily due to the difference in recognition of the amortization of bond premium, which resulted in a net decrease to distributions in excess of net investment income and a corresponding in-


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 37


crease in accumulated net realized loss on investment and foreign currency transactions and a corresponding decrease in additional paid in capital. These reclassifications had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of ..75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10%, and 2.10% of the average daily net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the year ended April 30, 2003, such reimbursement amounted to $257,621 for the Conservative Investors Fund.

The Funds compensate Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $248,874 and $171,232 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the year ended April 30, 2003.

For the year ended April 30, 2003, the Funds' expenses were reduced by $569 and $318 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of each Fund's shares. The Distributor has advised the Funds that it has received front-end sales charges of $1,109 from the sales of Class A shares and $2,500, $76,532, and $488 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 2003 for the Growth Investors Fund. The Distributor also received front-end sales charges of $2,727 from the sales of Class A shares and $2,818, $126,119 and $497 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 2003 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the year ended April 30, 2003, amounted to $175,432 and $70,367 for the Growth Investors and Conservative Investors Funds, respectively, of which $9,846 and $2,795 was paid by the Growth Investors and Conservative Investors Funds, respectively, to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.


-------------------------------------------------------------------------------
38 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $27,395 and $27,395, for the Growth Investors and Conservative Investors Funds, respectively.

NOTE C

Distribution Plans

The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution service fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended April 30, 2003, were as follows:


                          Growth Investors           Conservative Investors
                     ---------------------------   ---------------------------
                       Purchases       Sales        Purchases        Sales
                     ------------   ------------   ------------   ------------
Investment
   securities        $ 61,207,285   $ 59,892,439   $ 42,288,492   $ 21,223,878
U.S. government
   securities           8,648,419     29,936,082     36,489,981     54,491,151


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 39


At April 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

                                                   Growth        Conservative
                                                 Investors         Investors
                                             ----------------   ----------------
Cost                                           $  81,001,561     $  88,475,113
                                               =============     =============
Gross unrealized appreciation                  $   4,640,501     $   4,789,413
Gross unrealized depreciation                     (4,126,088)       (2,286,596)
                                               -------------     -------------
Net unrealized appreciation                    $     514,413     $   2,502,817
                                               =============     =============

1. Forward Exchange Currency Contracts

The Growth Investors and Conservative Investors Funds may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts held are recorded for financial reporting purposes as unrealized appreciation or depreciation by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value at least equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

2. Financial Futures Contracts

The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.


-------------------------------------------------------------------------------
40 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended April 30, 2003 and April, 30, 2002 were as follows:


                                                   2003              2002
                                             ----------------   ----------------
Growth Investors Fund
Distributions paid from:
   Ordinary income                             $     690,747     $          -0-
                                               -------------     -------------
Total taxable distributions                          690,747                -0-
                                               -------------     -------------
Total distributions paid                       $     690,747     $          -0-
                                               -------------     -------------
Conservative Investors Fund
Distributions paid from:
   Ordinary income                             $   2,000,184     $   1,662,306
                                               -------------     -------------
Total taxable distributions                        2,000,184         1,662,306
                                               -------------     -------------
Total distributions paid                       $   2,000,184     $   1,662,306
                                               -------------     -------------


As of April 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                   Growth        Conservative
                                              Investors Fund    Investors Fund
                                             ----------------   ----------------
Undistributed ordinary income                  $          -0-    $          -0-
                                               -------------     -------------
Accumulated capital and other losses (a)         (35,656,643)       (7,685,414)
Unrealized appreciation/(depreciation) (b)           511,851         2,499,267
                                               -------------     -------------
Total accumulated earnings/(deficit)           $ (35,144,792)    $  (5,186,147)
                                               -------------     -------------

(a) On April 30, 2003, the Growth Investors Fund had a net capital loss carryforward of $33,957,277, of which $9,707,664 expires in the year 2010 and $24,249,613 expires in the year 2011. The Conservative Investors Fund had a net capital loss carryforward of $7,658,023, of which $2,927,000 expires in the year 2010 and $4,731,023 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds next taxable year. For the year ended April 30 2003, the Growth Investors Fund deferred to May 1, 2003, post October capital losses of $1,671,972.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 41


NOTE F

Securities Lending

The Funds have entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Funds, administers the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral.The Funds also continue to receive dividend or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Funds. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent may invest the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agent will indemnify the Funds for any losses resulting from a borrower's failure to return a loaned security when due. As of April 30, 2003, the Funds had loaned securities with a value of $5,157,793 and $16,641,582 and received cash collateral of $5,322,836 and $17,160,853 for the Growth Investors Fund and Conservative Investors Fund, respectively. The cash collateral was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. Fee income earned for the year ended April 30, 2003 amounted to $27,738 and $38,261 for the Growth Investors Fund and Conservative Investors Fund, respectively. Such fee income earned is included in interest income in the accompanying statement of operations.


-------------------------------------------------------------------------------
42 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


NOTE G

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                     Growth Investors Fund
                    -----------------------------------------------------------
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                       April 30,      April 30,     April 30,       April 30,
                         2003           2002          2003            2002
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,324,208       921,202    $ 12,391,998    $  9,856,064
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          57,622            -0-        531,274              -0-
-------------------------------------------------------------------------------
Shares converted
   from Class B          552,894       872,202       5,255,985       9,102,907
-------------------------------------------------------------------------------
Shares redeemed       (2,394,738)   (1,218,152)    (22,457,128)    (13,038,455)
-------------------------------------------------------------------------------
Net increase
   (decrease)           (460,014)      575,252    $ (4,277,871)   $  5,920,516
===============================================================================

Class B
Shares sold              497,469       696,339    $  4,677,930    $  7,527,559
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          10,263            -0-         95,448              -0-
-------------------------------------------------------------------------------
Shares converted
   to Class A           (552,894)     (866,836)     (5,255,985)     (9,102,907)
-------------------------------------------------------------------------------
Shares redeemed       (1,384,584)   (1,249,979)    (13,043,989)    (13,568,861)
-------------------------------------------------------------------------------
Net decrease          (1,429,746)   (1,420,476)   $(13,526,596)   $(15,144,209)
===============================================================================

Class C
Shares sold              126,019       176,078    $  1,190,032    $  1,909,021
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions           1,809            -0-         16,843              -0-
-------------------------------------------------------------------------------
Shares redeemed         (376,168)     (353,169)     (3,519,932)     (3,796,598)
-------------------------------------------------------------------------------
Net decrease            (248,340)     (177,091)   $ (2,313,057)   $ (1,887,577)
===============================================================================


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 43


                                  Conservative Investors Fund
                    -----------------------------------------------------------
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                       April 30,      April 30,     April 30,       April 30,
                         2003           2002          2003            2002
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,418,573       996,089    $ 14,082,805    $ 10,137,598
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          83,106        59,624         824,486         602,069
-------------------------------------------------------------------------------
Shares converted
   from Class B          198,895       442,113       1,981,902       4,556,659
-------------------------------------------------------------------------------
Shares redeemed       (1,291,808)     (605,795)    (12,816,557)     (6,231,679)
-------------------------------------------------------------------------------
Net increase             408,766       892,031    $  4,072,636    $  9,064,647
===============================================================================

Class B
Shares sold            2,051,370     1,626,204    $ 20,847,702    $ 17,225,061
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          65,465        57,633         666,371         596,267
-------------------------------------------------------------------------------
Shares converted
   to Class A           (194,056)     (445,705)     (1,981,902)     (4,556,659)
-------------------------------------------------------------------------------
Shares redeemed       (1,447,195)     (852,443)    (14,703,069)     (9,059,800)
-------------------------------------------------------------------------------
Net increase             475,584       385,689    $  4,829,102    $  4,204,869
===============================================================================

Class C
Shares sold              523,618       550,483    $  5,344,991    $  5,821,339
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          13,261        12,095         135,120         125,351
-------------------------------------------------------------------------------
Shares redeemed         (451,306)     (574,886)     (4,603,764)     (6,076,189)
-------------------------------------------------------------------------------
Net increase
   (decrease)             85,573       (12,308)   $    876,347    $   (129,499)
===============================================================================


NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended April 30, 2003.


-------------------------------------------------------------------------------
44 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


FINANCIAL HIGHLIGHTS

Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                                                       Class A
                                            ---------------------------------------------------------------
                                                                 Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2003         2002(a)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $10.30       $11.70       $14.80       $15.80       $15.09

Income From Investment
   Operations
Net investment income(b)                         .05          .06          .26          .29          .17
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                 (.82)       (1.46)       (1.33)        1.05         2.20
Net increase (decrease) in
   net asset value from
   operations                                   (.77)       (1.40)       (1.07)        1.34         2.37

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.12)          -0-        (.33)        (.29)        (.16)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-        (.09)
Distributions from net
   realized gain on
   investment transactions                        -0-          -0-       (1.70)       (2.05)       (1.41)
Total dividends and
   distributions                                (.12)          -0-       (2.03)       (2.34)       (1.66)
Net asset value,
   end of period                               $9.41       $10.30       $11.70       $14.80       $15.80

Total Return
Total investment return based
   on net asset value(c)                       (7.45)%     (11.97)%      (7.94)%       9.19%       16.81%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $43,743      $52,602      $53,031      $54,509      $47,917
Ratio to average net assets of:
   Expenses                                     1.82%        1.58%        1.50%        1.46%(d)     1.56(d)
   Net investment income                         .57%         .59%        1.97%        1.93%        1.12%
Portfolio turnover rate                           78%         116%         114%         155%          84%



See footnote summary on page 51.


-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 45


Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                                                        Class B
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2003         2002(a)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $10.34       $11.83       $14.94       $15.88       $15.12

Income From Investment
   Operations
Net investment income
   (loss)(b)                                    (.01)        (.02)         .17          .18          .06
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                 (.83)       (1.47)       (1.35)        1.05         2.21
Net increase (decrease) in
   net asset value from
   operations                                   (.84)       (1.49)       (1.18)        1.23         2.27

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.03)          -0-        (.23)        (.12)        (.07)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-        (.03)
Distributions from net
   realized gain on
   investment transactions                        -0-          -0-       (1.70)       (2.05)       (1.41)
Total dividends and
   distributions                                (.03)          -0-       (1.93)       (2.17)       (1.51)
Net asset value,
   end of period                               $9.47       $10.34       $11.83       $14.94       $15.88

Total Return
Total investment return based
   on net asset value(c)                       (8.12)%     (12.60)%      (8.65)%       8.39%       15.96%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $31,781      $49,484      $73,446      $78,762      $77,554

Ratio to average net assets of:
   Expenses                                     2.57%        2.32%        2.23%        2.18%(d)     2.29%(d)
   Net investment income
     (loss)                                     (.13)%       (.18)%       1.24%        1.20%         .39%
Portfolio turnover rate                           78%         116%         114%         155%          84%



See footnote summary on page 51.


-------------------------------------------------------------------------------
46 o ALLIANCE GROWTH INVESTORS FUND


Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                                                       Class C
                                            ---------------------------------------------------------------
                                                                 Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2003         2002(a)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $10.35       $11.85       $14.95       $15.88       $15.13

Income From Investment
   Operations
Net investment income
   (loss)(b)                                    (.01)        (.02)         .17          .18          .06
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                 (.83)       (1.48)       (1.34)        1.06         2.20
Net increase (decrease) in
   net asset value from
   operations                                   (.84)       (1.50)       (1.17)        1.24         2.26

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.03)          -0-        (.23)        (.12)        (.07)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-        (.03)
Distributions from net
   realized gain on
   investment transactions                        -0-          -0-       (1.70)       (2.05)       (1.41)
Total dividends and
   distributions                                (.03)          -0-       (1.93)       (2.17)       (1.51)
Net asset value,
   end of period                               $9.48       $10.35       $11.85       $14.95       $15.88

Total Return
Total investment return based
   on net asset value(c)                       (8.11)%     (12.66)%      (8.57)%       8.45%       15.88%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                            $6,011       $9,134      $12,550      $11,414       $9,618
Ratio to average net assets of:
   Expenses                                     2.54%        2.30%        2.21%        2.17%(d)     2.28%(d)
   Net investment income
      (loss)                                    (.09)%       (.15)%       1.24%        1.21%         .40%
Portfolio turnover rate                           78%         116%         114%         155%          84%



See footnote summary on page 51.


-------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS FUND o 47


Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                                                        Class A
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2003         2002(a)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $10.07       $10.65       $11.33       $11.88       $11.97

Income From Investment
   Operations
Net investment income(b)(e)                      .23          .25          .41          .44          .38
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                  .10         (.55)        (.20)         .07          .61
Net increase (decrease) in
   net asset value from
   operations                                    .33         (.30)         .21          .51          .99

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.29)        (.28)        (.43)        (.40)        (.38)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-        (.05)
Distributions from net
   realized gain on
   investment transactions                        -0-          -0-        (.46)        (.66)        (.65)
Total dividends and
   distributions                                (.29)        (.28)        (.89)       (1.06)       (1.08)
Net asset value,
   end of period                              $10.11       $10.07       $10.65       $11.33       $11.88

Total Return
Total investment return based
   on net asset value(c)                        3.37%       (2.80)%       1.76%        4.50%        8.59%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $36,133      $31,857      $24,191      $21,648      $18,493
Ratio to average net
assets of:
   Expenses, net of waivers/
      reimbursements                            1.40%        1.40%        1.40%        1.41%(d)     1.41%(d)
   Expenses, before waivers/
      reimbursements                            1.69%        1.70%        1.67%        1.67%        1.74%
   Net investment income(e)                     2.36%        2.46%        3.72%        3.75%        3.17%
Portfolio turnover rate                           94%          72%          65%          54%         105%



See footnote summary on page 51.


-------------------------------------------------------------------------------
48 o ALLIANCE CONSERVATIVE INVESTORS FUND


Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                                                        Class B
                                            ---------------------------------------------------------------
                                                                   Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2003         2002(a)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $10.31       $10.90       $11.57       $12.12       $12.19

Income From Investment
   Operations
Net investment income(b)(e)                      .17          .18          .34          .36          .30
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                  .10         (.57)        (.19)         .07          .63
Net increase (decrease) in
   net asset value from
   operations                                    .27         (.39)         .15          .43          .93

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.21)        (.20)        (.36)        (.32)        (.31)
Distributions in excess of
   net investment income                          -0-          -0-          -0-          -0-        (.04)
Distributions from net
   realized gain on
   investment transactions                        -0-          -0-        (.46)        (.66)        (.65)
Total dividends and
   distributions                                (.21)        (.20)        (.82)        (.98)       (1.00)
Net asset value,
   end of period                              $10.37       $10.31       $10.90       $11.57       $12.12

Total Return
Total investment return based
   on net asset value(c)                        2.70%       (3.54)%       1.12%        3.73%        7.82%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                           $47,156      $41,984      $40,155      $34,952      $31,177
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            2.10%        2.10%        2.10%        2.11%(d)     2.11%(d)
   Expenses, before waivers/
      reimbursements                            2.42%        2.38%        2.40%        2.40%        2.48%
   Net investment income(e)                     1.65%        1.74%        3.02%        3.05%        2.48%
Portfolio turnover rate                           94%          72%          65%          54%         105%



See footnote summary on page 51.


-------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS FUND o 49


Selected Data For a Share of Beneficial Interest Outstanding Throughout Each Period

                                                                        Class C
                                            ---------------------------------------------------------------
                                                                  Year Ended April 30,
                                            ---------------------------------------------------------------
                                                2003         2002(a)      2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
   beginning of period                        $10.32       $10.91       $11.58       $12.13       $12.19

Income From Investment
   Operations
Net investment income(b)(e)                      .17          .19          .34          .36          .30
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                                  .10         (.58)        (.19)         .07          .64
Net increase (decrease) in
   net asset value from
   operations                                    .27         (.39)         .15          .43          .94

Less: Dividends and
   Distributions
Dividends from net
   investment income                            (.21)        (.20)        (.36)        (.32)        (.31)
Distribution in excess of
   net investment income                          -0-          -0-          -0-          -0-        (.04)
Distributions from net
   realized gain on
   investment transactions                        -0-          -0-        (.46)        (.66)        (.65)
Total dividends and
   distributions                                (.21)        (.20)        (.82)        (.98)       (1.00)
Net asset value,
   end of period                              $10.38       $10.32       $10.91       $11.58       $12.13

Total Return
Total investment return based
   on net asset value(c)                        2.70%       (3.54)%       1.12%        3.72%        7.91%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                            $8,398       $7,466       $8,021       $6,464       $5,688
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                            2.10%        2.10%        2.10%        2.11%(d)     2.11%(d)
   Expenses, before waivers/
      reimbursements                            2.41%        2.39%        2.39%        2.39%        2.47%
   Net investment income(e)                     1.64%        1.74%        3.00%        3.05%        2.47%
Portfolio turnover rate                           94%          72%          65%          54%         105%



See footnote summary on page 51.


-------------------------------------------------------------------------------
50 o ALLIANCE CONSERVATIVE INVESTORS FUND


(a) As required, effective May 1, 2001, the Growth Investors Fund and Conservative Investors Fund have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only. The effect of this change for the year ended April 30, 2002 for the Growth Investors Fund was to decrease net investment income per share by $.02 for Class A and Class C and $.01 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.01 for Class B, and decrease the ratio of net investment income to average net assets from .70% to .59% for Class A, from (.07)% to (.18)% for Class B and from (.04)% to (.15)% for Class
C. The effect of this change for the year ended April 30, 2002 for the Conservative Investors Fund was to decrease net investment income per share by $.02 for Class A and Class C and $.03 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.03 for Class B, and decrease the ratio of net investment income to average net assets from 2.67% to 2.46% for Class A and from 1.95% to 1.74% for Class B and Class C. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent.For the periods shown below the net expense ratios were as follows:

                         Growth Investors            Conservative Investors
                       Year Ended April 30,           Year Ended April 30,
                    ---------------------------   ---------------------------
                         2000        1999               2000        1999
                    ---------------------------   ---------------------------
      Class A            1.45%       1.54%              1.40%       1.40%
      Class B            2.17%       2.27%              2.10%       2.10%
      Class C            2.16%       2.27%              2.10%       2.10%

(e)   Net of fees waived and expenses reimbursed by Adviser.


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 51


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Alliance Growth Investors Fund and Alliance Conservative Investors Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting parts of The Alliance Portfolios, hereafter referred to as the "Funds") at April 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 13, 2003


-------------------------------------------------------------------------------
52 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Andrew M. Aran, Vice President
Stephen W. Pelensky, Vice President
Edmund P. Bergan, Jr., Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-02624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)   Member of the Audit Committee.


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 53


MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.


                                                                       PORTFOLIOS
                                                                         IN FUND          OTHER
     NAME, ADDRESS,                     PRINCIPAL                        COMPLEX      DIRECTORSHIP
     AGE OF TRUSTEE                   OCCUPATION(S)                    OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)             DURING PAST 5 YEARS                   TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,*, 58          President, Chief Operating Officer             113           None
1345 Avenue of the            and a Director of Alliance Capital
Americas,                     Management Corporation ("ACMC"),
New York, NY 10105 (10)       with which he has been associated
                              since prior to 1998.

DISINTERESTED TRUSTEES

Ruth Block,#+, 72             Formerly Executive Vice President              93            None
P.O. Box 4623,                and Chief Insurance Officer of The
Stamford, CT 06903 (10)       Equitable Life Assurance Society of the
                              United States; Chairman and Chief
                              Executive Officer of Evlico; Director
                              of Avon, BP (oil and gas), Ecolab
                              Incorporated (specialty chemicals),
                              Tandem Financial Group, and
                              Donaldson, Lufkin & Jenrette Securities
                              Corporation; former Governor at
                              Large - National Association of Securities
                              Dealers, Inc.

David H. Dievler,#+, 73       Independent consultant. Until December         97            None
P.O. Box 167,                 1994, he was Senior Vice President of ACMC
Spring Lake, NJ 07762 (4)     responsible for mutual fund administration.
                              Prior to joining ACMC in 1984, he was
                              Chief Financial Officer of Eberstadt Asset
                              Management since 1968. Prior to that, he was
                              Senior Manager at Price Waterhouse & Co.
                              Member of American Institute of Certified
                              Public Accountants since 1953.

John H. Dobkin,#+, 61         Consultant. He was formerly President          94            None
P.O. Box 12,                  of Save Venice, Inc. from 2001-2002,
Annandale, NY 12504 (4)       Senior Advisor from June 1999-June 2000
                              and President (December 1989-May 1999)
                              of Historic Hudson Valley (historic
                              preservation). Previously, Director of the
                              National Academy of Design. During
                              1988-92, he was Director and Chairman
                              of the Audit Committee of ACMC.

William H. Foulk, Jr.,#+, 70  Investment Adviser and an independent          109           None
2 Sound View Drive, Suite 100 consultant. He was formerly Senior
Greenwich, CT 06830 (5)       Manager of Barrett Associates, Inc., a
                              registered investment adviser, with which
                              he had been associated since prior to 1998.
                              He was formerly Deputy Comptroller of
                              the State of New York and, prior thereto,
                              Chief Investment Officer of the New York
                              Bank for Savings.



-------------------------------------------------------------------------------
54 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS



                                                                       PORTFOLIOS
                                                                         IN FUND          OTHER
     NAME, ADDRESS,                     PRINCIPAL                        COMPLEX      DIRECTORSHIP
     AGE OF TRUSTEE                   OCCUPATION(S)                    OVERSEEN BY       HELD BY
   (YEARS OF SERVICE*)             DURING PAST 5 YEARS                   TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
(continued)

Brenton W. Harries,#+, 75     Consultant. Formerly President and             3             None
253 Bell Tower Crossing       Chief Executive of Global Electronic
Poinciana, FL 34759           Markets Company, Executive Vice
(12)                          President of McGraw-Hill, Inc. and
                              President and Chief Executive Officer
                              of Standard and Poor's Corporation.

Clifford L. Michel,#+, 63     Senior Counsel of the law firm of Cahill       93            Placer Dome,
15 St. Bernard's Road         Gordon & Reindel since February 2001                         Inc.
Gladstone, NJ 07934 (4)       and a partner of that firm for more than
                              25 years prior thereto. He is President
                              and Chief Executive Officer of Wenonah
                              Development Company (investments) and
                              a Director of the Placer Dome, Inc. (mining).

Donald J. Robinson,#+ 68      Senior Counsel to the law firm of Orrick,      92            None
98 Hell's Peak Road           Herrington & Sutcliffe LLP since prior to
Weston, VT 05161 (16)         1998. Formerly a senior partner and a
                              member of the Executive Committee
                              of that firm. He was also a member and
                              Chairman of the Municipal Securities
                              Rulemaking Board and a Trustee of the
                              Museum of the City of New York.


* Mr. Carifa is an "interested trustee", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#   Member of the Audit Committee.

+   Member of the Nominating Committee.


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 55



Officer Information

Certain information concerning the Fund's Officers is set forth below.


          NAME,                                                     PRINCIPAL
       ADDRESS,*               PRINCIPAL POSITION(S)            OCCUPATION DURING
       AND (AGE)                  HELD WITH FUND                   PAST 5 YEARS
----------------------------------------------------------------------------------------------------
John D. Carifa, 58            Chairman and President       See biography above.

Kathleen A. Corbet, 43        Senior Vice President        Executive Vice President of Alliance
                                                           Capital Management Corporation
                                                           (ACMC)**, with which she has been
                                                           associated since prior to 1998.

Andrew M. Aran, 46            Vice President               Senior Vice President of ACMC, with
                                                           which he has been associated since prior
                                                           to 1998.

J. Bardong, 58                Vice President               Senior Vice President of ACMC**, with
                                                           which he has been associated since prior
                                                           to 1998.

Stephen W. Pelensky, 47       Vice President               Senior Vice President of ACMC**, with
                                                           which he has been associated since prior
                                                           to 1998.

Edmund P. Bergan, Jr., 53     Clerk                        Senior Vice President and the General
                                                           Counsel of Alliance Fund Distributors,
                                                           Inc. ("AFD")** and Alliance Global
                                                           Investor Services, Inc. ("AGIS")**, with
                                                           which he has been associated since prior
                                                           to 1998.

Mark D. Gersten, 52           Treasurer and                Senior Vice President of AGIS** and a
                              Chief Financial Officer      Vice President of AFD**, with which he
                                                           has been associated since prior to 1998.

Vincent S. Noto, 38           Controller and               Vice President of AGIS**, with which he
                              Chief Accounting Officer     has been associated since prior to 1998.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM and AGIS are affiliates of the Fund.


-------------------------------------------------------------------------------
56 o ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS


ALLIANCEBERNSTEIN FAMILY OF FUNDS

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds

Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


-------------------------------------------------------------------------------
ALLIANCE GROWTH AND CONSERVATIVE INVESTORS FUNDS o 57


Alliance Growth Investors and Conservative Investors Funds
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


GICIAR0403


ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003